Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 718	$ 690	$ 269
Operating expenses:
Research and development	21,632	23,384	29,193
General and administrative expenses	15,888	13,015	10,380
Foreign currency losses (gains)	459	(699)	957
Total operating expenses	37,979	35,700	40,530
Loss from operations	(37,261)	(35,010)	(40,261)
Other income (expense), net:
Interest income	1	6	78
Interest expense	(581)
Other income	4,847	4,496	6,883
Loss on issuance of securities in recapitalization transaction	(17,744)
Change in fair value of derivative liabilities	18,778
Change in fair value of contingent consideration payable			2,967
Total other income (expense), net	5,301	4,502	9,928
Net loss before income tax benefit	(31,960)	(30,508)	(30,333)
Income tax benefit	22	13
Net loss	(31,938)	(30,495)	(30,333)
Other comprehensive income:
Foreign currency translation adjustment	(172)	1,566	1,113
Comprehensive loss	$ (32,110)	$ (28,929)	$ (29,220)
Net loss per common share, basic and diluted	$ (0.19)	$ (0.27)	$ (0.46)
Weighted-average number of common shares used in computing basic and diluted net loss per common share	169,523,024	114,149,743	65,493,842